Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consist of the following:
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Computers and electronic equipment	12,098,631	17,687,368
Office furniture	266,252	295,587
Leasehold improvement	1,550,648	2,633,754
Transportation equipment	41,014	41,014
Buildings	—	191,286,310
Construction in progress	165,221,605	170,184
Less: Accumulated depreciation	(9,524,568)	(12,272,017)
Property, plant and equipment, net	169,653,582	199,842,200